ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER PAYABLES [Abstract]
Components of Accrued Expenses and Other Payables
The components of accrued expenses and other payables are as follows:

	December 31,
	2019 $	2020 $
Current:
Accrued cost of revenue and sales and marketing expenses	242,268	598,133
Accrued interest for convertible notes	1,374	3,203
Accrued office-related operating expenses	2,745	2,506
Business and other taxes payables	19,345	52,568
Other payables	92,590	60,911
Escrow payables	513,864	1,028,542
Accrued payroll and welfare expenses	65,969	156,725
Payables and accruals for purchases of property and equipment	18,020	14,889
Deposits payable	–	75,012
Finance lease liability	1,953	52
Others	22,677	40,920
	980,805	2,033,461

Non-current:
Finance lease liability	5,309	85
Others	20,493	36,074
	25,802	36,159